SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS
GLOBAL SUSTAINABILITY INDEX FUND
(THE “FUND”)
SUPPLEMENT DATED JANUARY 17, 2025 TO THE FUND’S SUMMARY PROSPECTUS, PROSPECTUS AND SAI DATED JULY 31, 2024, AS SUPPLEMENTED
Effective February 3, 2025, the Fund’s underlying index will change its name from the MSCI World ESG Leaders Index to the MSCI World Selection Index. All references to the MSCI World ESG Leaders Index will be deleted and replaced with references to the MSCI World Selection Index effective February 3, 2025.
In addition, effective February 3, 2025, the Board of Trustees of the Northern Funds has approved a change in the Fund’s name from the Global Sustainability Index Fund to the World Selection Index Fund. All references to the Global Sustainability Index Fund will be deleted and replaced with references to the World Selection Index Fund effective February 3, 2025.

Please retain this supplement with your Summary Prospectus, Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675‑5986 800-595-9111 northerntrust.com/funds	NF SPT PRO&SAI (1/25)